Innovator Hedged Nasdaq-100 ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 100.4%		Shares	Value
Advertising - 0.3%
Trade Desk, Inc. - Class A (a)(b)		265	$31,450

Auto Manufacturers - 4.1%
PACCAR, Inc.		310	34,373
Tesla, Inc. (a)		870	352,002
			386,375
Beverages - 2.1%
Coca-Cola Europacific Partners PLC		272	21,366
Keurig Dr Pepper, Inc.		801	25,712
Monster Beverage Corp. (a)		574	27,959
PepsiCo, Inc.		810	122,059
			197,096

Biotechnology - 3.0%
Amgen, Inc.		317	90,478
Biogen, Inc. (a)		86	12,378
Gilead Sciences, Inc.		736	71,539
Regeneron Pharmaceuticals, Inc. (a)		64	43,071
Vertex Pharmaceuticals, Inc. (a)		152	70,176
			287,642

Chemicals - 1.3%
Linde PLC		281	125,360

Commercial Services - 2.1%
Automatic Data Processing, Inc.		241	73,025
Cintas Corp.		238	47,736
PayPal Holdings, Inc. (a)		592	52,439
Verisk Analytics, Inc.		83	23,858
			197,058

Computers - 10.6%
Apple, Inc.		3,627	855,972
Cognizant Technology Solutions Corp. - Class A		293	24,205
Crowdstrike Holdings, Inc. - Class A (a)		138	54,933
Fortinet, Inc. (a)		452	45,598
Zscaler, Inc. (a)		91	18,436
			999,144

Distribution/Wholesale - 0.6%
Copart, Inc. (a)		569	32,962
Fastenal Co.		338	24,755
			57,717

Electric - 1.4%
American Electric Power Co., Inc.		314	30,885
Constellation Energy Corp.		185	55,496
Exelon Corp.		593	23,720
Xcel Energy, Inc.		339	22,781
			132,882

Electronics - 0.9%
Honeywell International, Inc.		384	85,909

Food - 0.7%
Kraft Heinz Co.		714	21,306
Mondelez International, Inc. - Class A		789	45,754
			67,060

Healthcare-Products - 1.7%
GE HealthCare Technologies, Inc.		270	23,841
IDEXX Laboratories, Inc. (a)		48	20,258
Intuitive Surgical, Inc. (a)		210	120,095
			164,194

Internet - 22.5%
Airbnb, Inc. - Class A (a)		256	33,579
Alphabet, Inc. - Class A		1,402	286,036
Alphabet, Inc. - Class C		1,328	273,037
Amazon.com, Inc. (a)		2,523	599,667
Booking Holdings, Inc.		20	94,751
CDW Corp./DE		79	15,732
DoorDash, Inc. - Class A (a)		230	43,431
MercadoLibre, Inc. (a)		30	57,666
Meta Platforms, Inc. - Class A		523	360,441
Netflix, Inc. (a)		252	246,143
Palo Alto Networks, Inc. (a)		387	71,371
PDD Holdings, Inc. - ADR (a)(b)		394	44,093
			2,125,947

Lodging - 0.5%
Marriott International, Inc./MD - Class A		164	47,657

Media - 1.3%
Charter Communications, Inc. - Class A (a)(b)		84	29,021
Comcast Corp. - Class A		2,253	75,836
Warner Bros Discovery, Inc. (a)		1,448	15,117
			119,974

Miscellaneous Manufacturing - 0.3%
Axon Enterprise, Inc. (a)		45	29,348

Oil & Gas - 0.3%
Diamondback Energy, Inc.		172	28,270

Oil & Gas Services - 0.3%
Baker Hughes Co.		584	26,969

Pharmaceuticals - 0.5%
AstraZeneca PLC - ADR		344	24,341
Dexcom, Inc. (a)		231	20,058
			44,399

Real Estate - 0.2%
CoStar Group, Inc. (a)		242	18,537

Retail - 4.5%
Costco Wholesale Corp.		262	256,728
Lululemon Athletica, Inc. (a)		69	28,580
O'Reilly Automotive, Inc. (a)		34	44,010
Ross Stores, Inc.		196	29,510
Starbucks Corp.		669	72,038
			430,866

Semiconductors - 21.2%
Advanced Micro Devices, Inc. (a)		958	111,080
Analog Devices, Inc.		293	62,084
Applied Materials, Inc.		487	87,830
ARM Holdings PLC - ADR (a)(b)		76	12,126
ASML Holding NV		52	38,444
Broadcom, Inc.		1,854	410,235
GLOBALFOUNDRIES, Inc. (a)		326	13,519
Intel Corp.		2,546	49,469
KLA Corp.		79	58,321
Lam Research Corp.		760	61,598
Marvell Technology, Inc. (b)		511	57,671
Microchip Technology, Inc.		317	17,213
Micron Technology, Inc.		658	60,036
NVIDIA Corp.		5,876	705,531
NXP Semiconductors NV		150	31,283
ON Semiconductor Corp. (a)		251	13,137
QUALCOMM, Inc.		656	113,442
Texas Instruments, Inc.		539	99,505
			2,002,524

Software - 16.2%
Adobe, Inc. (a)		260	113,737
ANSYS, Inc. (a)		52	18,226
AppLovin Corp. - Class A (a)		176	65,048
Atlassian Corp. - Class A (a)(b)		95	29,144
Autodesk, Inc. (a)		127	39,540
Cadence Design Systems, Inc. (a)		162	48,214
Datadog, Inc. - Class A (a)		185	26,401
Electronic Arts, Inc.		155	19,051
Intuit, Inc.		165	99,249
Microsoft Corp.		1,784	740,467
MicroStrategy, Inc. - Class A (a)(b)		133	44,527
MongoDB, Inc. (a)		44	12,026
Palantir Technologies, Inc. - Class A (a)		1,287	106,165
Paychex, Inc.		212	31,306
Roper Technologies, Inc.		63	36,266
Synopsys, Inc. (a)		91	47,819
Take-Two Interactive Software, Inc. (a)		104	19,293
Workday, Inc. - Class A (a)		126	33,020
			1,529,499

Telecommunications - 3.2%
Cisco Systems, Inc.		2,351	142,471
T-Mobile US, Inc. (b)		685	159,584
			302,055

Transportation - 0.6%
CSX Corp.		1,138	37,406
Old Dominion Freight Line, Inc.		126	23,387
			60,793
TOTAL COMMON STOCKS (Cost $9,132,548)			9,498,725

PURCHASED OPTIONS - 0.9%	Notional Amount	Contracts	Value
Put Options - 0.9%			$–
Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: $485.67 (c)(d)(e)	$ 9,505,678	182	$88,418
TOTAL PURCHASED OPTIONS (Cost $177,124)			88,418

SHORT-TERM INVESTMENTS - 3.4%			Value
Investments Purchased with Proceeds from Securities Lending - 3.4%		Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (f)		319,549	319,549
TOTAL SHORT-TERM INVESTMENTS (Cost $319,549)			319,549

TOTAL INVESTMENTS - 104.7% (Cost $9,629,221)			9,906,692
Money Market Deposit Account - 0.1% (g)			8,648
Liabilities in Excess of Other Assets - (4.8)%			(453,963)
TOTAL NET ASSETS - 100.0%			$9,461,377
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $315,480 which represented 3.3% of net assets.
(c)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2025 was 4.20%.

Innovator Hedged Nasdaq-100 ETF
Schedule of Written Options
January 31, 2025 (Unaudited)

WRITTEN OPTIONS - (1.4)%	Notional Amount	Contracts	Value
Call Options - (1.2)%
Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: $546.30 (a)(b)	$(9,505,678)	(182)	$(109,928)

Put Options - (0.2)%
Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: $434.55 (a)(b)	(9,505,678)	(182)	(23,964)
TOTAL WRITTEN OPTIONS (Premiums received $175,913)			$(133,892)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Innovator Hedged Nasdaq-100 ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$9,498,725	$–	$–	$9,498,725
Purchased Options	–	88,418	–	88,418
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	319,549
Total Investments	$9,498,725	$88,418	$–	$9,906,692

Liabilities:
Investments:
Written Options	$–	$(133,892)	$–	$(133,892)
Total Investments	$–	$(133,892)	$–	$(133,892)

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $319,549 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings as of January 31, 2025
(% of Net Assets)

Common Stocks	$9,498,725	100.4%
Purchased Options	88,418	0.9
Investments Purchased with Proceeds from Securities Lending	319,549	3.4
Written Options	(133,892)	(1.4)
Money Market Deposit Account	8,648	0.0
Liabilities in Excess of Other Assets	(320,071)	(3.3)
	$9,461,377	100.0%